Related Parties' Transactions And Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Sales to affiliated companies	$ 7,938,627	$ 6,827,871	$ 5,974,744
Guarantor obligation	3,000
Related Party
Related Party Transaction [Line Items]
Sales to affiliated companies	155,126	151,708	147,807
Operating Costs and Expenses	75	41	0
Supplies from affiliated companies	39,707	34,564	$ 27,099
Trade receivables and other receivables	183,649	138,529
Trade payables and advances	48,556	55,746
Loans to related parties (***)	1,541	$ 1,500
Related Party | Unnamed Affricate Of A Subsidiary
Related Party Transaction [Line Items]
Loans to related parties (***)	$ 1,500
Annual interest rate	5.00%
Israeli Partnership | Related Party
Related Party Transaction [Line Items]
Joint venture, ownership percentage	50.00%
Elbit Systems of America, LLC | Related Party
Related Party Transaction [Line Items]
Ownership percentage	50.00%
Unnamed Affricate Of A Subsidiary
Related Party Transaction [Line Items]
Ownership percentage	49.00%